INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets

	GOODWILL	LICENSE AGREEMENTS	BRANDS	COMPUTER SOFTWARE	NON-COMPETE AGREEMENT	TOTAL
Cost
Balance, August 31, 2022	$41,979	$10,231	$6,258	$848	$585	$59,901
Additions	—	2,710	—	—	—	2,710
Disposals	—	—	—	—	—	—
Balance, September 30, 2023	$41,979	$12,941	$6,258	$848	$585	$62,611
Additions	—	607	—	—	—	607
Balance, September 30, 2024	$41,979	$13,548	$6,258	$848	$585	$63,218

Accumulated amortization and impairment
Balance, August 31, 2022	$—	$(1,935)	$(836)	$(725)	$(166)	$(3,662)
Amortization	—	(2,006)	(1,238)	(98)	(127)	(3,469)
Impairment	$(41,979)	$(1,586)	$(1,266)	$(25)	$—	(44,856)
Disposals	$—	$—	$—	$—	$—	—
Balance, September 30, 2023	$(41,979)	$(5,527)	$(3,340)	$(848)	$(293)	$(51,987)
Amortization	—	(2,124)	(898)	—	(117)	(3,139)
Disposals	—	—	—	—	—	—
Balance, September 30, 2024	$(41,979)	$(7,651)	$(4,238)	$(848)	$(410)	$(55,126)

Net book value
September 30, 2023	$—	$7,414	$2,918	$—	$292	$10,624
September 30, 2024	$—	$5,897	$2,020	$—	$175	$8,092